The Gabelli Global Content & Connectivity Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.2%
	COMMUNICATION SERVICES — 75.0%
	Telecommunication Services — 42.6%
	Wireless Telecommunication Services — 27.0%
	Wireless Telecommunication Services — 27.0%
62,500	America Movil SAB de CV, Cl. L, ADR	$736,250
8,000	BCE Inc.	328,175
33,000	China Mobile Ltd., ADR	1,243,110
45,000	KDDI Corp.	1,335,038
33,000	Millicom International Cellular SA, SDR	932,702
140,000	MTN Group Ltd.	378,776
14,000	NTT DOCOMO Inc.	439,693
14,000	Rogers Communications Inc., Cl. B	581,420
160,000	Sistema PJSC FC, GDR	531,200
57,500	SoftBank Group Corp.	2,025,669
53,000	T-Mobile US Inc.†	4,446,700
95,000	Turkcell Iletisim Hizmetleri A/S, ADR	441,750
36,000	United States Cellular Corp.†	1,054,440
60,000	Vodafone Group plc, ADR	826,200
125,000	WideOpenWest Inc.†	595,000

		15,896,123

	Diversified Telecommunication Services — 15.6%
	Integrated Telecommunication Services — 14.0%
16,000	AT&T Inc.	466,400
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	400,880
2,500,000	China Tower Corp. Ltd., Cl. H	561,091
50,000	Deutsche Telekom AG, ADR†	647,000
15,000	Nippon Telegraph & Telephone Corp.	359,289
180,000	Singapore Telecommunications Ltd.	321,666
65,000	Telenor ASA	949,699
62,000	Telephone & Data Systems Inc.	1,039,120
52,000	TELUS Corp.	820,560
50,000	Verizon Communications Inc.	2,686,500

		8,252,205

	Alternative Carriers — 1.6%
100,000	CenturyLink Inc.	946,000

	Media & Entertainment — 32.4%
	Media — 10.5%
	Cable & Satellite — 9.6%
100,000	Comcast Corp., Cl. A	3,438,000
29,000	DISH Network Corp., Cl. A†	579,710
280,000	Dish TV India Ltd., GDR†	35,560
3,500	GCI Liberty Inc., Cl. A†	199,395
57,000	Liberty Global plc, Cl. C†	895,470
15,500	Liberty Media Corp.—Liberty SiriusXM, Cl. A†	491,195

		5,639,330

	Broadcasting — 0.9%
30,000	Discovery Inc., Cl. C†	526,200

Shares		Market Value
	Interactive Media & Services — 13.0%
	Interactive Media & Services — 13.0%
3,500	Alphabet Inc., Cl. C†	$4,069,835
21,500	Facebook Inc., Cl. A†	3,586,200

		7,656,035

	Entertainment — 8.9%
	Movies & Entertainment — 7.3%
115,000	Borussia Dortmund GmbH & Co. KGaA	689,975
27,000	Liberty Media Corp.- Liberty Braves, Cl. C†	514,620
28,000	Manchester United plc, Cl. A	421,400
130,000	OL Groupe SA†	329,767
6,500	The Madison Square Garden Co., Cl. A†	1,374,165
10,000	The Walt Disney Co.	966,000

		4,295,927

	Interactive Home Entertainment — 1.6%
4,000	Take-Two Interactive Software Inc.†	474,440
6,000	Ubisoft Entertainment SA†	444,557

		918,997

	TOTAL COMMUNICATION SERVICES	44,130,817

	INFORMATION TECHNOLOGY — 7.7%
	Technology Hardware & Equipment — 2.4%
	Technology Hardware, Storage & Peripherals — 1.5%
	Technology hardware, Storage & Peripherals — 1.5%
3,500	Apple Inc.	890,015

	Electronic Equipment, Instruments & Components — 0.9%
	Electronic Equipment & Instruments — 0.9%
9,000	Sony Corp., ADR	532,620

	Software & Services — 5.3%
	Software — 2.3%
	Systems Software — 2.3%
8,500	Microsoft Corp.	1,340,535

	IT Services — 3.0%
	Data Processing & Outsourced Services — 3.0%
400	Booking Holdings Inc.†	538,128
3,500	Mastercard Inc., Cl. A	845,460
2,500	Visa Inc., Cl. A	402,800

		1,786,388

	TOTAL INFORMATION TECHNOLOGY	4,549,558

	REAL ESTATE — 5.7%
	Real Estate — 5.7%
	Equity Real Estate Investment Trusts — 5.7%
	Specialized REITs — 5.7%
4,200	Crown Castle International Corp., REIT	606,480

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	Real Estate (Continued)
	Equity Real Estate Investment Trusts (Continued)
	Specialized REITs (Continued)
8,500	Digital Realty Trust Inc., REIT	$1,180,735
2,500	Equinix Inc., REIT	1,561,425

	TOTAL REAL ESTATE	3,348,640

	CONSUMER DISCRETIONARY — 4.8%
	Retailing — 4.8%
	Internet & Direct Marketing Retail — 4.8%
	Internet & Direct Marketing Retail — 4.8%
14,000	Naspers Ltd., Cl. N	1,998,934
11,500	Prosus NV†	800,954

	TOTAL CONSUMER DISCRETIONARY	2,799,888

	FINANCIALS — 4.4%
	Diversified Financials — 4.4%
	Diversified Financial Services — 4.4%
	Multi-Sector Holdings — 4.4%
110,000	Kinnevik AB, Cl. B	1,835,826
4,460	Old Mutual Ltd.	6,833
140,000	Vostok New Ventures Ltd., SDR†	745,814
12,000	Waterloo Investment Holdings Ltd.†(a)	2,520

	TOTAL FINANCIALS	2,590,993

	INDUSTRIALS — 0.6%
	Capital Goods — 0.6%
	Industrial Conglomerates — 0.6%
	Industrial Conglomerates — 0.6%
50,000	CK Hutchison Holdings Ltd.	337,300

	TOTAL COMMON STOCKS	57,757,196

	CLOSED-END FUNDS — 0.2%
	CONSUMER DISCRETIONARY — 0.2%
	Retailing — 0.2%
	Internet & Direct Marketing Retail — 0.2%
	Internet & Direct Marketing Retail — 0.2%
5,800	Altaba Inc., Escrow†	120,350

	PREFERRED STOCKS — 0.8%
	INDUSTRIALS — 0.8%
	Capital Goods — 0.8%
	Electrical Equipment — 0.8%
	Electrical Components & Equipment — 0.8%
15,000	Samsung Electronics Co. Ltd., 10.630%	494,106

Shares		Market Value

	WARRANTS — 0.8%
	COMMUNICATION SERVICES — 0.8%
	Telecommunication Services — 0.8%
	Wireless Telecommunication Services — 0.8%
	Wireless Telecommunication Services — 0.8%
81,000	Bharti Airtel Ltd., expire 11/30/20†(b)	473,040

Principal Amount
	CORPORATE BONDS — 0.0%
	COMMUNICATION SERVICES — 0.0%
	Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
$32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23(a)	1,532

	TOTAL INVESTMENTS — 100.0% (Cost $54,007,779)	$58,846,224

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

SDR Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	62.3%	$36,671,535
Europe	18.6	10,965,354
Japan	8.0	4,692,309
Asia/Pacific	5.1	2,992,833
South Africa	4.1	2,384,543
Latin America	1.9	1,139,650

	100.0%	$58,846,224

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